SHARE-BASED PAYMENTS - Incentive payments based on Parent shares (Details) - Bioceres SA - Ordinary shares - Rizobacter Senior Management	Aug. 07, 2019 USD ($)
SHARE-BASED PAYMENTS
Number of shares granted	36,000
Value at measurement date (US dollar per share)	$ 5.53